Trade and Other Receivables - Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	₽ 8,855	₽ 9,837	₽ 9,083
Charge	177	226	791
Utilised amounts	(653)	(800)	(575)
Discontinued operations	(2)
Exchange rate difference	1,118	(408)	538
Ending balance	₽ 9,495	₽ 8,855	₽ 9,837